Defined Benefit Obligation and Other Long-Term Liabilities - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 01, 2022 CAD ($)
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ 5
Defined benefit obligation	155		$ 150
Voluntary contribution	$ 4	$ 3	35
Increase in discount rates	100.00%
Level II | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities	$ (244)		$ 173
Level II | Recurring fair value measurement | retail power contract liabilities
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities				$ 129
Risk management assets | Level II | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities				$ 139
Pro Forma
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ 40